Document And Entity Information	May 16, 2023
Document Information [Line Items]
Entity, Registrant Name	AMERICAN NATIONAL BANKSHARES INC.
Document, Type	8-K
Document, Period End Date	May 16, 2023
Entity, Incorporation, State or Country Code	VA
Entity, File Number	0-12820
Entity, Tax Identification Number	54-1284688
Entity, Address, Address Line One	628 Main Street
Entity, Address, City or Town	Danville
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	24541
City Area Code	434
Local Phone Number	792-5111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AMNB
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0000741516